UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond
Ultimus Asset Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	08/31

Date of reporting period:	5/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

COMMON STOCKS — 91.78%	Shares	Fair Value

Belgium — 3.43%
Materials — 3.43%
Umicore SA(a)	3,597	$202,906

Canada — 2.37%
Materials — 2.37%
Nutrien Ltd.	2,772	140,402

Denmark — 2.33%
Utilities — 2.33%
Orsted A/S(a)	2,301	137,706

Germany — 5.06%
Industrials — 2.62%
Aumann AG(a) (b)	2,194	154,798

Information Technology — 2.44%
PSI Software AG(a)	7,706	144,156

India — 1.76%
Utilities — 1.76%
Azure Power Global Ltd.(b)	6,816	103,944

Ireland — 3.02%
Industrials — 3.02%
Kingspan Group plc(a)	3,855	178,485

Israel — 4.00%
Industrials — 4.00%
Kornit Digital Ltd.(b)	13,800	236,670

See accompanying notes which are an integral part of this schedule of investments.

Japan — 8.95%
Industrials — 5.51%
FANUC Corporation(a)	931	196,962
Kurita Water Industries Ltd.(a)	4,492	128,553
		325,515
Information Technology — 3.44%
KEYENCE Corporation(a)	333	203,408

Netherlands — 3.08%
Industrials — 3.08%
Sensata Technologies Holding plc(b)	3,559	181,829

Switzerland — 2.37%
Industrials — 2.37%
SGS SA(a)	54	139,896

United Kingdom — 4.91%
Consumer Discretionary — 3.17%
Aptiv plc	1,921	187,298

Industrials — 1.74%
Dialight plc(a) (b)	14,994	103,000

United States — 50.50%
Financials — 2.05%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,594	120,934

Industrials — 30.64%
Acuity Brands, Inc.	780	92,235
Energy Recovery, Inc. (b)	19,697	163,682
Fluence Corp., Ltd.(a) (b)	171,735	49,887
Johnson Controls International plc	3,288	110,345
Lindsay Corporation	2,164	212,981
Mueller Water Products, Inc. - Class A	14,145	168,467
Raven Industries, Inc.	4,919	185,938
Sunrun, Inc.(b)	20,960	253,616
TPI Composites, Inc.(b)	8,618	226,653
Watts Water Technologies, Inc., Class A	1,846	142,050
Xylem, Inc.	2,932	206,413
		1,812,267

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 13.52%
Badger Meter, Inc.	3,180	139,125
Cognex Corporation	2,356	107,693
Iteris, Inc.(b)	30,382	155,860
Itron, Inc.(b)	3,470	198,137
Trimble, Inc.(b)	6,001	198,392
		799,207
Materials — 2.47%
Albemarle Corporation	1,562	146,000

Utilities — 1.82%
Pattern Energy Group, Inc.	5,805	107,857

Total Common Stocks (Cost $5,249,107)		5,426,278

MONEY MARKET FUNDS - 7.98%

Fidelity Investments Money Market Government Portfolio - Class I, 1.64%(c)	471,510	471,510

Total Money Market Funds (Cost $471,510)		471,510

Total Investments — 99.76% (Cost $5,720,617)		5,897,788

Other Assets in Excess of Liabilities — 0.24%		14,416

NET ASSETS — 100.00%		$5,912,204

(a)	Level 2 security. Security is traded on a foreign security exchange and is fair valued by an independent pricing service.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of May 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At May 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$5,720,617
Gross unrealized appreciation	$527,998
Gross unrealized depreciation	(350,827)
Net unrealized appreciation on investments	$177,171

See accompanying notes which are an integral part of this schedule of investments.

Essex Environmental Opportunities Fund

Related Footnotes to the Schedule of Investments

May 31, 2018 – (Unaudited)

The Essex Environmental Opportunities Fund (the "Fund") is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks that are traded on any stock exchange are generally valued at the last quoted sale price on the security's primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Fund values equity securities listed or traded on foreign exchanges at fair value, using fair valuation procedures approved by the Board, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce an investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value ("NAV") provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Essex Environmental Opportunities Fund

Related Footnotes to the Schedule of Investments

May 31, 2018 – (Unaudited)

In accordance with the Trust's valuation policies, Essex Investment Management Company, LLC (the "Adviser") is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,786,521	$1,639,757	$-	$5,426,278
Money Market Funds	471,510	-	-	471,510
Total	$4,258,031	$1,639,757	$-	$5,897,788

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of May 31, 2018, based on input levels assigned at September 1, 2017 (commencement of Fund operations.)

Tactical Multi-Purpose Fund

Related Notes to the Schedule of Investments

May 31, 2018

(Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) is a non-diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The accounting policies consistently followed by the Fund in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As of May 31, 2018, the Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As a result, a Schedule of Investments is not included with this Form N-Q filing. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	7/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	7/26/18

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/26/18